Share capital and reserves	6 Months Ended
Jun. 30, 2022
Share Capital And Reserves
Share capital and reserves

14. Share capital and reserves

	June 30, 2022	December 31, 2021
	£	£

Share capital	395,638	195,476
Share premium	16,027,724	-
	16,423,362	195,476

	June 30, 2022	December 31, 2021
	Number (1)	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.50 each	791,278	356,260
A Ordinary shares of £0.50 each	-	34,692
Total Ordinary shares outstanding at the end of the period	791,278	390,952

	Number of	Share capital	Share premium
	shares (1)	£	£
Fully paid share capital:
Balance at December 31, 2021	390,952	195,476	-
Issue of Ordinary shares	400,326	200,162	16,027,724
Balance at June 30, 2022	791,278	395,638	16,027,724

(1)	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.

On January 10, 2022, TC BioPharm (Holdings) Holdings Limited was re-registered as a public limited company (“plc”) with the name TC BioPharm (Holdings) plc.

Immediately prior to completion of the Initial Public Offering, TC BioPharm (Holdings) plc re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis. Immediately prior to the completion of the offering, a further 24,693 ordinary shares were issued, under the terms of our Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. The fair value of the shares issued was £3.8 million.

On February 10, 2022, TC BioPharm (Holdings) plc issued 63,280 American Depositary Shares (“ADSs”) representing 63,280 ordinary shares with nominal value of £31,640 and warrants to buy 126,560 ADSs on conversion of loan notes totaling $13.4 million (£9.9 million).

On February 10, 2022, TC BioPharm (Holdings) plc completed an IPO on Nasdaq, issuing 82,353 American Depositary Shares (“ADSs”) representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 189,412 ADSs for proceeds before expenses of $17.5 million (£12.8 million). Funding costs of $3.0 million (£2.2 million) including underwriter fees were incurred.

Between June 7, 2022 and June 8, 2022, the Company issued and sold 230,000 ADSs representing ordinary shares generating proceeds of $4,600,000 (£3,656,598) before deductions for offering expenses of approximately $780,000 (£620,032).

The ADSs and warrants are considered two freestanding financial instruments because each can be traded separately. The exercise price of the Warrants is $4.25 per ADS and will expire on the sixth anniversary of the date of issuance. The exercise price is subject to standard anti-dilutive adjustments in the event of certain stock splits, stock combinations, stock dividends or recapitalizations, and it is also subject to adjustment in certain events specified in the warrant agreement.

Given the warrants include a net settlement clause and the exercise (or strike) price of the warrants is denominated in a foreign currency ($) other than the Company’s functional currency, management concluded that the warrants should be accounted for as derivative financial instruments and presented as a liability on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of comprehensive income/(loss).

The relative fair values of the derivative liability and the equity component was calculated and based on the actual transaction price was allocated to the equity and the liability components using the relative fair value method.